Related Party Transactions - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 vessel	Dec. 31, 2023 floating_storage_unit	Dec. 31, 2023 lease	Sep. 30, 2018
Related Party Transaction [Line Items]
Number of vessels					42		10
Operating Costs and Expenses	$ 232,660	$ 192,149	$ 124,626
Restructuring charges	0	2,651	3,223
Due to affiliates, current		5,886		$ 7,298
Voyage revenues	726,791	624,480	597,831
Time-charter hire expenses	8,777	9,396	23,487
Equity income (note 7)	149,006	118,432	115,399
Advances to affiliates
Related Party Transaction [Line Items]
Operating Costs and Expenses	0	181	7,011
Restructuring charges	0	2,700	3,200
Due from Affiliates, Current		7,960		22,718
Due to affiliates, current		5,900		$ 7,300
Voyage revenues	119,098	114,592	40,225
Time-charter hire expenses	0	9,396	23,487
Equity income (note 7)	2,417	2,417	2,417
Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	$ 78,800	74,700
Bahrain Spirit
Related Party Transaction [Line Items]
Number of vessels | floating_storage_unit						1
Term of charter contract (in years)	21 years							21 years
Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel					4
Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel					0
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel					6
Yamal LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Equity income (note 7)	$ 2,400	2,400	2,400
Bahrain LNG Joint Venture | Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	$ 10,500	$ 10,900	$ 10,100
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels		9			9		9
LNG Carriers [Member] | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel					6
LNG Carriers [Member] | Yamal LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Number of vessels | vessel					6